Common Stock and Warrants (Details) - $ / shares	12 Months Ended
	Aug. 31, 2016	Aug. 31, 2015
Shares of Common Stock Issuable from Warrants	11,586,631	7,646,537
Series H [Member]
Shares of Common Stock Issuable from Warrants		3,906
Exercise Price	$ 0.83
Expiration	Feb. 01, 2016
Series I [Member]
Shares of Common Stock Issuable from Warrants	921,875	921,875
Exercise Price	$ 1.37
Expiration	Dec. 31, 2020
Series J [Member]
Shares of Common Stock Issuable from Warrants	3,110,378	3,110,378
Exercise Price	$ 1.12
Expiration	Dec. 31, 2020
Series K [Member]
Shares of Common Stock Issuable from Warrants	3,110,378	3,110,378
Exercise Price	$ 1.20
Expiration	Dec. 31, 2020
Series L [Member]
Shares of Common Stock Issuable from Warrants	500,000	500,000
Exercise Price	$ 1.20
Expiration	Dec. 07, 2020
Series M [Member]
Shares of Common Stock Issuable from Warrants	375,000
Exercise Price	$ 2.34
Expiration	Dec. 31, 2020
Series N [Member]
Shares of Common Stock Issuable from Warrants	767,000
Exercise Price	$ 3.38
Expiration	Dec. 31, 2020
Series O [Member]
Shares of Common Stock Issuable from Warrants	618,000
Exercise Price	$ 3.10
Expiration	Oct. 31, 2017
Series P [Member]
Shares of Common Stock Issuable from Warrants	309,000
Exercise Price	$ 3.70
Expiration	Apr. 30, 2018
Series Q [Member]
Shares of Common Stock Issuable from Warrants	937,500
Exercise Price	$ 3.20
Expiration	Jun. 20, 2019
Series R [Member]
Shares of Common Stock Issuable from Warrants	937,500
Exercise Price	$ 4.00
Expiration	Jun. 20, 2021